Leases - Additional information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Expense relating to short-term leases	₽ 28	₽ 35
Future minimum lease rentals under non-cancellable operating lease commitments for short term lease	₽ 25	₽ 12
Maximum
Leases
Average life of lease	8 years